CERTIFICATION UNDER RULE 497(j)

November 8, 2019

Securities and Exchange Commission
100 “F” Street NE
Washington, D.C. 20549

Re:    Symetra Life Insurance Company
Symetra Separate Account SL (“Registrant”)
1933 Act File No. 333-213191
1940 Act File No. 811-04909

Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C, under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I hereby certify that the form of Prospectus and Statement of Additional Information dated November 5, 2019, for the above-captioned registrant that would have filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent registration statement and the text of the most recent registration statement was filed electronically on October 31, 2019.

Sincerely,

/s/Suzanne Webb Sainato

Suzanne Webb Sainato
Vice President and Chief Compliance Officer